UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                 -------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ------------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V Holdings, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28- 14167
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:

/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*     Washington, DC       May 16, 2011
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           Signature                  City, State             Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Investors V Holdings, L.L.C.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number          Name
28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     3
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Form 13F Information Table Value Total:     $455,472
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                                                  (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number    Name

     1       28- 12429               Carlyle Investment Management L.L.C.
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                                       2

                          FORM 13-F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7       COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                                               VALUE   SHRS OR    SH/  PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
   NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000) PRN AMT    PRN  CALL    DISCRETION    MANAGERS  SOLE   SHARED     NONE
---------------------------------------------------------------------------------------------------------------------------
LPL Invt Hldgs
Inc                 Com            50213H100  $3,547   99,054     SH    --   Shared-Defined     1             99,054

Magnachip           Depositary Shs 55933J203  $5,538   402,761    SH    --   Shared-Defined     1             402,761
Semiconductor
Corp

Triumph Group Inc   Com            896818101  $446,387 5,046,775  SH    --   Shared-Defined     1             5,046,775

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION

    99          Power of Attorney